UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                  FORM 24F-2                     OMB APPROVAL
       Annual Notice of Securities Sold          ------------
            Pursuant to Rule 24f-2               OMB Number:  3235-0456
                                                 Expires:   July 31, 2006
                                                 Estimated average burden
                                                 hours per response...2

             Read instructions at end of Form before preparing Form.

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1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

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2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the
     issuer, check the box but do not list series or classes):      [  ]

     Lighthouse Opportunity Fund

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3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213
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4)   (a). Last day of fiscal year for which this Form is filed:  August 31, 2003

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4)(b).[  ] Check  box  if  this  Form  is being filed late  (i.e.,  more than 90
           calendar  days  after  the  end  of  the  issuer's  fiscal   year).
           (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [  ] Check  box if this is  the last time  the issuer will  be filing this
           Form.
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      Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)
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Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                   $    310,589

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                           $    (923,292)

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                           $ (13,700,101)

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                                   $(14,623,393)

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                   $           0

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                    $ (14,312,804)

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                                 X     0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due): =

                                                                   $           0

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5)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

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6) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

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7) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 = $           0
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8) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: November 19, 2003

         Method of Delivery:

                         [x] Wire Transfer

                         [ ] Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  James A Zawada, Assistant Treasurer
                           -----------------------------------------
                                James A. Zawada, Assistant Treasurer

Date November 21, 2003

*Please print the name and title of the signing officer below the signature.


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                  FORM 24F-2                     OMB APPROVAL
       Annual Notice of Securities Sold          ------------
            Pursuant to Rule 24f-2               OMB Number:  3235-0456
                                                 Expires:   July 31, 2006
                                                 Estimated average burden
                                                 hours per response...2

--------------------------------------------------------------------------------
1)   Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

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2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Portfolio 21

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3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213

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4)   (a). Last day of fiscal year for which this Form is filed: August 31, 2003

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4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).[  ]Check box if this is the last time the issuer will be filing this Form.
--------------------------------------------------------------------------------
          Persons  who  respond  to  the   collection  of  information
          contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)
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5)   Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                   $  10,986,900

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                          $    6,679,801

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                          $           0

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                                   $   6,679,801

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                   $   4,307,099

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                    $        0

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                                 X     0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                 = $      348.44

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6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

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7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):

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8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:


                                                                  = $     348.44

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9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: November 19, 2003

         Method of Delivery:

              [X]  Wire Transfer

              [ ]  Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  James A Zawada, Assistant Treasurer
                           ----------------------------------------
                                 James A. Zawada, Assistant Treasurer

Date     November 21, 2003

*Please print the name and title of the signing officer below the signature.




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                  FORM 24F-2                     OMB APPROVAL
       Annual Notice of Securities Sold          ------------
            Pursuant to Rule 24f-2               OMB Number:  3235-0456
                                                 Expires:   July 31, 2006
                                                 Estimated average burden
                                                 hours per response...2

--------------------------------------------------------------------------------
1) Name and address of issuer:

                        Professionally Managed Portfolios
                        615 E. Michigan Street, 2nd Floor
                               Milwaukee, WI 53202

--------------------------------------------------------------------------------
2) The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     Villere Balanced Fund

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3)   Investment Company Act File Number: 811-05037

     Securities Act File Number:  033-12213
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4)   (a). Last day of fiscal year for which this Form is filed: August 31, 2003

--------------------------------------------------------------------------------
4(b).[ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [  ] Check box  if this is the  last time the issuer will  be filing  this
           Form.
--------------------------------------------------------------------------------
     Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)
--------------------------------------------------------------------------------
5) Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

                                                                   $   3,278,468

     (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

                                           $   1,141,151

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11. 1995 that were not previously used to reduce registration fees payable to the
          Commission:

                                           $           0

     (iv) Total  available  redemption  credits [add items 5(ii) and 5(iii)]:

                                                                   $   1,141,151

     (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                                   $   2,137,317

     (vi) Redemption credits available for use in future years -- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

                                                     $__(______)____

     (vii)Multiplier for determining  registration fee (See Instruction  C.9):

                                                                 X     0.0000809

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter "0" if no fee is due):

                                                                 = $      172.91

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6)   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issue in future fiscal years, then state that number here: ________.

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7) Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (See Instruction D):



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8) Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                              =    $      172.91
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9) Date of the registration fee and any interest payment was sent to the Commission's lockbox depository: November 19, 2003

         Method of Delivery:


            [X]   Wire Transfer

            [ ]   Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issue and in the capacities and on the dates indicated.

By (signature and Title)*  /s/  James A. Zawada, Assistant Treasurer
                           -------------------------------------------
                                James A. Zawada, Assistant Treasurer

Date     November 21, 2003

  *Please print the name and title of the signing officer below the signature.